REVENUE EARNING DEVICES	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Revenue Earning Devices
REVENUE EARNING DEVICES

6. REVENUE EARNING DEVICES

Revenue earning devices consisted of the following:

	May 31, 2023	February 28, 2023
Revenue earning devices	$2,459,470	$2,015,058
Less: Accumulated depreciation	(902,680)	(779,839)
	$1,556,790	$1,235,219

During the three months ended May 31, 2023 the Company made total additions to revenue earning devices of $444,412 which were transfers from inventory. During the three months ended May 31, 2022 the Company made total additions to revenue earning devices of $174,101 which were transfers from inventory.

Depreciation expense was $122,841 and $71,414 for the three months ended May 31, 2023, and 2022 respectively.

6. REVENUE EARNING ROBOTS

Revenue earning robots consisted of the following:

	February 28, 2022	February 28, 2021
Revenue earning devices	$2,015,058	$1,143,724
Less: Accumulated depreciation	(779,839)	(434,661)
	$1,235,219	$709,063

During the year ended February 28, 2023, the Company made total additions to revenue earning devices of $871,334 which was transferred from inventory. During the year ended February 28, 2022, the Company made total additions to revenue earning devices of $647,116 including $647,116 in inventory transfers. During the year ended February 28, 2022, the company disposed of a revenue earning device having a net book value of $3,255 for revenues of $30,600 and included the $3,255 in cost of goods sold.

Depreciation expense for these devices was $345,178 and $208,510 for the years ended February 28, 2023 and February 28, 2022, respectively.